                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENT  OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
       NUMBER OF
         SHARES                                                                                              VALUE
-------------------------                                                                             --------------------

                             COMMON STOCKS (99.6%)
                             Advertising/Marketing Services (1.1%)
                 173,100     R.H. Donnelley Corp.*                                                  $          10,685,463
                                                                                                      --------------------

                             Aerospace & Defense (3.1%)
                 393,100     DRS Technologies, Inc.*                                                           19,364,106
                 358,500     Moog Inc. (Class A)*                                                              10,629,525
                                                                                                      --------------------
                                                                                                               29,993,631
                                                                                                      --------------------
                             Agricultural Commodities/Milling (3.2%)
                 940,200     Corn Products International, Inc.                                                 22,386,162
                 343,400     Delta & Pine Land Co.                                                              8,567,830
                                                                                                      --------------------
                                                                                                               30,953,992
                                                                                                      --------------------
                             Air Freight/Couriers (2.4%)
                 897,000     Pacer International, Inc.                                                         23,187,450
                                                                                                      --------------------

                             Apparel/Footwear (0.7%)
                 509,900     Maidenform Brands, Inc.*                                                           6,419,641
                                                                                                      --------------------

                             Apparel/Footwear Retail (1.1%)
                 372,600     Stage Stores, Inc.                                                                10,328,472
                                                                                                      --------------------

                             Automotive Aftermarket (0.1%)
                  76,500     Tenneco Automotive Inc.*                                                           1,263,780
                                                                                                      --------------------

                             Broadcasting (1.1%)
               1,290,600     Sinclair Broadcast Group, Inc. (Class A)                                          10,699,074
                                                                                                      --------------------
                             Chemicals: Major Diversified (0.8%)
                 686,513     Hercules Inc.*                                                                     7,647,755
                                                                                                      --------------------

                             Chemicals: Specialty (2.0%)
                 315,300     Cytec Industries, Inc.                                                            13,021,890
                 373,300     OM Group, Inc.*                                                                    5,965,334
                                                                                                      --------------------
                                                                                                               18,987,224
                                                                                                      --------------------
                             Coal (0.7%)
                 496,100     ICG INC*                                                                           6,796,570
                                                                                                      --------------------

                             Commercial Printing/Forms (2.2%)
                 258,400     Banta Corp.                                                                       13,007,856
                 786,200     Cenveo Inc.*                                                                       7,767,656
                                                                                                      --------------------
                                                                                                               20,775,512
                                                                                                      --------------------
                             Computer Peripherals (1.7%)
                 636,400     Electronics for Imaging, Inc.*                                                    15,980,004
                                                                                                      --------------------

                             Consumer Sundries (0.9%)
                 198,400     Central Garden & Pet Co.*                                                          8,505,408
                                                                                                      --------------------

                             Containers/Packaging (1.1%)
                 793,142     Rock-Tenn Co. (Class A)                                                           11,000,880
                                                                                                      --------------------

                             Electric Utilities (1.0%)
                 388,750     PNM Resources Inc.                                                                 9,854,812
                                                                                                      --------------------

                             Electrical Products (3.5%)
                 634,200     Acuity Brands, Inc.                                                               17,637,102
                 806,700     Belden CDT Inc.                                                                   16,077,531
                                                                                                      --------------------
                                                                                                               33,714,633
                                                                                                      --------------------
                             Electronic Components (0.6%)
                 591,700     Methode Electronics, Inc.                                                          6,070,842
                                                                                                      --------------------

                             Electronic Equipment/Instruments (1.0%)
                 418,100     Lipman Electronic Engineering Ltd. (Israel)*                                       9,290,182
                                                                                                      --------------------

                             Electronics/Appliances (0.1%)
                  60,024     Lo-Jack Corp.*                                                                     1,141,056
                                                                                                      --------------------

                             Finance/Rental/Leasing (1.1%)
                 722,700     Collegiate Funding Services*                                                      10,594,782
                                                                                                      --------------------

                             Financial Conglomerates (1.4%)
                 659,500     Conseco Inc.*                                                                     13,387,850
                                                                                                      --------------------

                             Food: Specialty/Candy (1.8%)
                 653,600     NBTY, Inc.*                                                                       13,078,536
                 113,965     Ralcorp Holdings, Inc.*                                                            4,433,238
                                                                                                      --------------------
                                                                                                               17,511,774
                                                                                                      --------------------
                             Gas Distributors (2.1%)
                 337,600     AGL Resources, Inc.                                                               11,880,144
                 333,400     UGI Corp.                                                                          7,868,240
                                                                                                      ---------------------
                                                                                                               19,748,384
                                                                                                      --------------------
                             Hotels/Resorts/Cruiselines (2.3%)
                 922,300     Intrawest Corp. (Canada)                                                          22,439,559
                                                                                                      --------------------

                             Household/Personal Care (1.2%)
                 538,400     Elizabeth Arden, Inc.*                                                            11,667,128
                                                                                                      ---------------------

                             Industrial Machinery (2.5%)
                 457,065     CIRCOR International, Inc.                                                        12,875,521
                 412,900     Watts Water Technologies, Inc.                                                    11,462,104
                                                                                                      --------------------
                                                                                                               24,337,625
                                                                                                      --------------------
                             Information Technology Services (1.6%)
                 304,900     Intergraph Corp.*                                                                 14,751,062
                                                                                                      --------------------

                             Insurance Brokers/Services (1.6%)
                 570,291     CCC Information Services Group, Inc.*                                             14,804,754
                                                                                                      --------------------

                             Life/Health Insurance (1.9%)
                 403,700     Reinsurance Group of America, Inc.                                                18,469,275
                                                                                                      --------------------

                             Marine Shipping (0.4%)
                 119,500     American Commercial Lines Inc.*                                                    3,360,340
                                                                                                      --------------------

                             Medical Specialties (2.2%)
                 283,740     Bio-Rad Laboratories, Inc. (Class A)*                                             16,604,465
                 200,900     West Pharmaceutical Services, Inc.                                                 4,817,582
                                                                                                      --------------------
                                                                                                               21,422,047
                                                                                                      --------------------

                            Medical/Nursing Services (2.7%)
               1,114,700     Apria Healthcare Group, Inc.*                                                     25,716,129
                                                                                                      --------------------

                             Metal Fabrications (1.0%)
                 622,430     General Cable Corp.*                                                              10,114,487
                                                                                                      --------------------

                             Miscellaneous Commercial Services (6.4%)
                 655,400     Gartner, Inc.*                                                                     7,891,016
                 530,300     Geo Group Inc. (The)*                                                             11,581,752
                 492,300     MAXIMUS, Inc.                                                                     17,845,875
                 359,450     ProQuest Co.*                                                                     10,657,692
                 352,500     The Brink's Co.                                                                   13,842,675
                                                                                                      --------------------
                                                                                                               61,819,011
                                                                                                      --------------------
                             Multi-Line Insurance (1.4%)
                 550,900     Max Re Capital Ltd. (Bermuda)                                                     13,172,019
                                                                                                      --------------------

                             Oil & Gas Production (2.7%)
                 310,600     Denbury Resources Inc.*                                                           13,551,478
                 375,680     St. Mary Land & Exploration Co.                                                   12,776,877
                                                                                                      --------------------
                                                                                                               26,328,355
                                                                                                      --------------------
                             Oilfield Services/Equipment (2.9%)
                 575,570     Superior Energy Services, Inc.*                                                   11,730,117
                 448,890     Universal Compression Holdings, Inc.*                                             16,002,929
                                                                                                      --------------------
                                                                                                               27,733,046
                                                                                                      --------------------
                             Other Consumer Services (1.4%)
                 548,800     Jackson Hewitt Tax Service Inc.                                                   13,566,336
                                                                                                      --------------------

                             Other Transportation (1.8%)
                 771,300     Laidlaw International Inc.                                                        17,539,362
                                                                                                      --------------------

                             Packaged Software (2.8%)
                 392,750     Hummingbird Ltd. (Canada)*                                                         8,695,485
               1,213,288     MSC. Software Corp.*                                                              17,895,998
                                                                                                      --------------------
                                                                                                               26,591,483
                                                                                                      --------------------
                             Personnel Services (1.7%)
                 647,522     Gevity HR, Inc.                                                                   16,667,216
                                                                                                      --------------------

                             Property - Casualty Insurers (2.3%)
                 244,800     Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)                                6,974,352
                 763,486     United America Indemnity, Ltd. (Class A) (Cayman Island)*                         14,681,836
                                                                                                      --------------------
                                                                                                               21,656,188
                                                                                                      --------------------
                             Real Estate Investment Trusts (3.9%)
               1,141,500     Anthracite Capital, Inc.                                                          11,974,335
                  35,300     Kilroy Realty Corp.                                                                1,982,095
                 183,900     LaSalle Hotel Properties                                                           6,508,221
               1,092,300     MeriStar Hospitality Corp.*                                                        9,470,241
                 156,400     Parkway Properties, Inc.                                                           7,352,364
                                                                                                      --------------------
                                                                                                               37,287,256
                                                                                                      --------------------
                             Regional Banks (3.8%)
                  77,900     Alabama National BanCorporation                                                    5,038,572
                 160,500     Central Pacific Financial Corp.                                                    5,794,050
                 202,000     Greater Bay Bancorp                                                                5,068,180
                 288,772     Integra Bank Corp.                                                                 5,836,082
                 175,600     Provident Bankshares Corp.                                                         6,121,416
                 435,630     Provident New York Bancorp                                                         4,748,367
                  69,300     Westamerica Bancorporation                                                         3,694,383
                                                                                                      --------------------
                                                                                                               36,301,050
                                                                                                      --------------------

                             Restaurants (2.4%)
                 999,200     AFC Enterprises, Inc.*                                                            11,590,720
               2,926,500     Denny's Corp.*                                                                    11,706,000
                                                                                                      --------------------
                                                                                                               23,296,720
                                                                                                      --------------------
                             Savings Banks (1.8%)
                 666,346     First Niagara Financial Group, Inc.                                                9,815,277
                 195,004     MB Financial, Inc.                                                                 7,267,799
                                                                                                      --------------------
                                                                                                               17,083,076
                                                                                                      --------------------
                             Specialty Insurance (3.6%)
                 255,300     NYMAGIC, Inc.                                                                      6,254,850
                 364,186     Proassurance Corp.*                                                               17,043,905
                 275,000     Triad Guaranty, Inc.*                                                             11,566,500
                                                                                                      --------------------
                                                                                                               34,865,255
                                                                                                      --------------------
                             Specialty Stores (0.9%)
                 350,000     Linens 'N Things, Inc.*                                                            8,799,000
                                                                                                      --------------------

                             Specialty Telecommunications (0.6%)
                 293,286     Syniverse Holdings Inc.*                                                           5,308,477
                                                                                                      --------------------

                             Telecommunication Equipment (1.8%)
                 352,300     ADTRAN, Inc.                                                                      10,657,075
                 388,638     EMS Technologies Inc.*                                                             6,362,004
                                                                                                      --------------------
                                                                                                               17,019,079
                                                                                                      --------------------
                             Textiles (1.6%)
                 395,300     Albany International Corp. (Class A)                                              15,270,439
                                                                                                      --------------------

                             Trucks/Construction/Farm Machinery (1.6%)
                 288,428     Terex Corp.*                                                                      15,854,887
                                                                                                      --------------------

                             Wholesale Distributors (2.0%)
                 550,700     TBC Corporation *                                                                 19,048,713
                                                                                                      --------------------

                             TOTAL INVESTMENTS
                               (Cost $742,593,421)(a)                                       99.6%             956,828,544
                             OTHER ASSETS IN EXCESS OF LIABILITIES                           0.4%               3,533,468
                                                                                         --------     --------------------
                             NET ASSETS                                                    100.0%            $960,362,012
                                                                                         ========     ====================

--------------------------------------------------------------------------------
          ADR      American Depositary Receipt.

           *       Non-income producing security.

          (a)      The aggregate cost for federal income tax purposes
                   approximates the aggregate cost for book purposes. The
                   aggregate gross unrealized appreciation is $234,427,381 and the aggregate gross unrealized depreciation is $20,192,258, resulting in net unrealized appreciation of $214,235,123.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-Q of Morgan Stanley Special Value
    Fund;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

    (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b)  Omitted;

    (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                      /s/ Ronald E. Robison
                                      Ronald E. Robison
                                      Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.  I have reviewed this report on Form N-Q of Morgan Stanley Special Value
    Fund;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

    (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b)  Omitted;

    (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                      /s/ Francis Smith
                                      Francis Smith
                                      Principal Financial Officer